Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets, net
Schedule of intangible assets, net

		Gross value				Accumulated amortization				Net carrying amount
	Useful	At December 31,
	life	2017		2016		2017		2016		2017		2016
Software	1 – 4 years	Ps.	441,803	Ps.	313,028	Ps.	(251,383)	Ps.	(198,987)	Ps.	190,420	Ps.	114,041

Balance as of January 1, 2016	Ps.	94,649
Additions	60,792
Disposals	(1,277)
Amortization	(40,290)
Exchange differences	167

Balance as of December 31, 2016	114,041

Additions	130,908
Disposals	(1,976)
Amortization	(52,396)
Exchange differences	(157)

Balance as of December 31, 2017	Ps.	190,420